Prospectus Supplement

October 27, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated October 27, 2017 to the Morgan Stanley Institutional Fund Trust Prospectuses dated May 1, 2017

Global Multi-Asset Income Portfolio

Global Strategist Portfolio

Mid Cap Growth Portfolio

This supplement supersedes and replaces the Prospectus supplement relating to conversion feature disclosure dated September 29, 2017, by replacing the as supplemented disclosure with those conversion features previously disclosed in the Prospectuses dated May 1, 2017.

The section of each Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Class A and Class C Conversion Features

A shareholder currently holding Class A shares of the Portfolio in a fee-based advisory program ("Advisory Program") account or currently holding Class A shares in a brokerage account but wishing to transfer into an Advisory Program account may convert such shares to Class I shares of the Portfolio within the Advisory Program at any time. In addition, a shareholder holding Class C shares of the Portfolio through a brokerage account may convert such shares to either Class A or Class I shares of the Portfolio within an Advisory Program at any time. Such conversions will be on the basis of the relative net asset values per share, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A or Class C shares, then the conversion may not occur until after the shareholder has held the shares for an 18 month or 12 month period, respectively, except that, effective May 1, 2017, a CDSC applicable to Class A and Class C shares converted to Class I shares through Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on the Merrill Lynch platform will be waived. With respect to Class A shares, Merrill Lynch will remit to the Distributor the full amount of the CDSC otherwise payable upon sale of such shares. With respect to Class C shares, Merrill Lynch will remit the portion of the payment to be made to the Distributor in an amount equal to the CDSC multiplied by the number of months remaining on the CDSC period divided by the maximum number of months of the CDSC period. Please ask your financial advisor if you are eligible for converting your Class A and/or Class C shares to Class I shares pursuant to these conversion features.

Please retain this supplement for future reference.

  IFTGMAICONVFEAPROSPT 10/17

Prospectus Supplement

October 27, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated October 27, 2017 to the Morgan Stanley Institutional Fund Trust Prospectus dated May 1, 2017

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio

High Yield Portfolio

Short Duration Income Portfolio

Strategic Income Portfolio

This supplement supersedes and replaces the Prospectus supplement relating to conversion feature disclosure dated September 29, 2017, by replacing the as supplemented disclosure with those conversion features previously disclosed in the Prospectus dated May 1, 2017.

The section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Class A and Class C Conversion Features

A shareholder currently holding Class A shares of a Portfolio in a fee-based advisory program ("Advisory Program") account or currently holding Class A shares in a brokerage account but wishing to transfer into an Advisory Program account may convert such shares to Class I shares of the Portfolio within the Advisory Program at any time. In addition, a shareholder holding Class C shares of a Portfolio through a brokerage account may convert such shares to either Class A or Class I shares of the Portfolio within an Advisory Program at any time. Such conversions will be on the basis of the relative net asset values per share, without requiring any investment minimum to be met and without the imposition of any redemption fee or other charge. If a CDSC is applicable to such Class A or Class C shares, then the conversion may not occur until after the shareholder has held the shares for an 18 month or 12 month period, respectively, except that, effective May 1, 2017, a CDSC applicable to Class A and Class C shares converted to Class I shares through Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts on the Merrill Lynch platform will be waived. With respect to Class A shares, Merrill Lynch will remit to the Distributor the full amount of the CDSC otherwise payable upon sale of such shares. With respect to Class C shares, Merrill Lynch will remit the portion of the payment to be made to the Distributor in an amount equal to the CDSC multiplied by the number of months remaining on the CDSC period divided by the maximum number of months of the CDSC period. Please ask your financial advisor if you are eligible for converting your Class A and/or Class C shares to Class I shares pursuant to these conversion features.

Please retain this supplement for future reference.

  IFTCONVFEAPROSPT 10/17